Pension Plans (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expenses	$ 52	$ 51	$ 67
Multi-employer plan contribution	3	1	$ 8
Deferred Compensation Arrangement, Funded Amount	6	7
United States
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	77	75
Int’l
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	2,000	$ 1,970
Estimated employer contributions in next fiscal year	$ 40